Post-employment benefit obligations (Schedule of Amounts Recognized in Consolidated Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	$ 25,068	$ 26,730
Fair value of plan assets	16,894	18,112
Deficit of funded plans	$ 8,174	$ 8,618